SHARE CAPITAL AND RESERVES (Details 1) - $ / shares	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
SHARE CAPITAL AND RESERVES
Weighted average exercise price outstanding	$ 0.60	$ 0.58	$ 0.20	$ 0.20
Warrants outstanding	2,499,593	5,138,889	888,889	2,750,000